Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Cost Of Revenues [Abstract]
Summary of Cost Revenues
The following is a summary of cost of revenues for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue sharing fees	299,168	527,128	850,167
Salary and welfare benefits	8,373	11,750	29,072
Payment handling costs	6,991	7,219	15,573
Bandwidth costs	2,303	3,490	5,702
Others	13,987	16,047	9,641

Total	330,822	565,634	910,155